SEGMENT REPORTING	6 Months Ended
Jun. 30, 2026
SEGMENT REPORTING
SEGMENT REPORTING

12. SEGMENT REPORTING

The Group’s chief operating decision maker, who has been identified as the Board of Directors, evaluates segment performance and allocates resources based on several factors, of which the primary financial measures are operating income and research and development costs.

During the six months ended June 30, 2026 and 2025, the Group operated in sales of Exosome products segment, research and development of CD-19 Armed-T products and GDT cell therapy products segment. The revenue of the Group represented the sales of Exosome products only.

12. SEGMENT REPORTING (cont.)

There was no revenue generated and assets allocated for the CD-19 Armed-T products and GDT cell therapy products segments for the six months ended June 30, 2026 and 2025. The Company’s chief operating decision maker evaluates performance based on each reporting segment’s revenue, cost of revenues, operating expenses, operating income (loss), other income (expense), and income (loss) before income taxes. The respective information by segment for the six months ended June 30, 2026 and 2025 were as follows:

For the six months ended June 30, 2026

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$1,386,608	$—	$—	$—	$1,386,608
Cost of revenue	(829,124)	—	—	—	(829,124)
Gross profit	557,484	—	—	—	557,484
Operating expenses	367,989	128,536	1,251,462	971,674	2,719,661
Operating profit (loss)	189,495	(128,536)	(1,251,462)	(971,674)	(2,162,177)
Other income (expenses), net	(28)	—	—	—	(28)
Profit (loss) before income tax	189,467	(128,536)	(1,251,462)	(971,674)	(2,162,205)

As of June 30, 2026
Identifiable long-lived assets	10,746	—	—	149,180	159,926
Total assets	695,816	—	—	8,215,322	8,911,138

For the six months ended June 30, 2025:

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$1,129,238	$—	$—	$—	$1,129,238
Cost of revenue	(740,172)	—	—	—	(740,172)
Gross profit	389,066	—	—	—	389,066
Operating expenses	345,929	357,468	509,554	785,857	1,998,808
Operating income (loss)	43,137	(357,468)	(509,554)	(785,857)	(1,609,742)
Other income (expenses), net	(10,186)	—	—	17,835	7,649
Profit (loss) before income tax	32,951	(357,468)	(509,554)	(768,022)	(1,602,093)

As of June 30, 2025
Identifiable long-lived assets	18,194	—	—	648,831	667,025
Total assets	4,202,757	—	—	1,588,821	5,791,578

As of June 30, 2026 and 2025, the Group’s total assets and long-lived assets are under the segments of sales of Exosome Products and Corporate and unallocated. All of the payments incurred for research and development of CD-19 Armed-T products and GDT cell therapy products segments are expensed.